Commitments and Contingencies (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Sep. 15, 2017	Nov. 21, 2014	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Rent expenses					$ 51,734	$ 68,328
Multicore Technologies [Member]
Loss contingency, actions taken by defendant	the litigation was dismissed by plaintiff as against us in exchange for our guarantee of two payments to be made by another defendant in the action totaling $5,000, for which we have a right of off-set against any sums we may owe such party for services currently being rendered to us by such party.
Loss contingency by defendant, amount	$ 5,000
Executive Employment Agreement [Member] | Rory Cutaia [Member]
Annual salary		$ 325,000
Annual bonus		$ 325,000
Employment agreement term description		The initial term of the employment agreement is five years, and, upon expiration of the initial five-year term, it may be extended for additional one-year periods on ninety days prior notice.
Employment termination description		(i) Mr. Cutaia’s employment is terminated without cause, (ii) Mr. Cutaia is unable to perform his duties due to a physical or mental condition for a period of 120 consecutive days or an aggregate of 180 days in any 12 month period; or (iii) Mr. Cutaia voluntarily terminates the employment agreement upon the occurrence of a material reduction in his salary or bonus, a reduction in his job title or position, or the required relocation of Mr. Cutaia to an office outside of a 30 mile radius of Los Angeles, California(i) Mr. Cutaia’s employment is terminated without cause, (ii) Mr. Cutaia is unable to perform his duties due to a physical or mental condition for a period of 120 consecutive days or an aggregate of 180 days in any 12 month period; or (iii) Mr. Cutaia voluntarily terminates the employment agreement upon the occurrence of a material reduction in his salary or bonus, a reduction in his job title or position, or the required relocation of Mr. Cutaia to an office outside of a 30 mile radius of Los Angeles, California
Compensation		$ 27,083
Executive Employment Agreement [Member] | Rory Cutaia [Member] | Maximum [Member]
Percentage of annual salary increase every year		10.00%
Maximum annual salary mandatory increase		$ 100,000
West Hollywood [Member]
Operating lease monthly rent					$ 6,700
Operating lease, description					Through July 31, 2016
Los Angels [Member]
Operating lease monthly rent			$ 4,743	$ 2,950
Operating lease, description			Through April 30, 2018	Tthrough June 25, 2017